Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues:
Total revenues		$ 66,550	$ 47,184	$ 168,814	$ 104,968
Operating expenses:
Selling, general, and administrative		15,751	7,922	34,561	19,107
Depreciation, amortization, and accretion		3,258	2,613	9,816	6,672
Total expenses		68,499	44,030	169,456	102,559
Operating (loss) income		(1,949)	3,154	(642)	2,409
Other (expense) income:
Interest and financing expense, net		(776)	(2,354)	(7,184)	(5,659)
Change in fair value of derivative instruments, net		(1,908)	(27)	(1,580)	(10)
Other income		6,308		6,308
Gain on acquisition of equity method investment					19,818
Income from equity method investments		3,694		3,658	2,392
Income before provision for income taxes		5,369	773	560	18,950
Provision for income taxes
Net income		5,369	773	560	18,950
Net income (loss) attributable to redeemable non-controlling interests		4,161		(2,584)
Net loss attributable to non-redeemable non-controlling interests		(325)	(216)	(824)	(414)
Paid-in-kind preferred dividends	[1]	2,658		5,093
Net income attributable to OPAL Fuels			989		19,364
Net loss attributable to Class A common stockholders		$ (1,125)		$ (1,125)
Basic (in Shares)		25,671,390		25,671,390
Diluted (in Shares)		25,823,772		25,823,772
Basic (in Dollars per share)	[2]	$ (0.04)		$ (0.04)
Diluted (in Dollars per share)	[2]	$ (0.06)		$ (0.06)
RNG fuel
Revenues:
Total revenues		$ 32,381	$ 17,892	$ 83,196	$ 37,066
Operating expenses:
Cost of sales		20,959	11,973	51,843	23,053
Fuel station services
Revenues:
Total revenues		23,227	18,387	55,524	35,560
Operating expenses:
Cost of sales		20,886	15,458	49,643	29,775
Renewable Power
Revenues:
Total revenues		10,942	10,905	30,094	32,342
Operating expenses:
Cost of sales		$ 7,645	$ 6,064	$ 23,593	$ 23,952

[1]	Paid-in-kind preferred dividend is allocated between redeemable non-controlling interests and Class A common stockholders basis their weighted average percentage of ownership. Please see Note.14 Redeemable non-controlling interests, redeemable preferred non-controlling interests and stockholders’ equity for additional information.
[2]	Loss per share information has not been presented for the periods prior to the Business Combination (as defined in Note 3, Business Combination), as it would not be meaningful to the users of these unaudited condensed consolidated financial statements, Refer to Note 3, Business Combination.